SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11 - SUBSEQUENT EVENTS

In December 2013, the board of directors approved a grant to a senior advisor effective January 2014 of a warrant to purchase up to 100,000 shares of common stock at a purchase price of $0.715 per share.  Using the Black-Scholes Option Pricing Formula, the warrant was valued at $53,313, fair value. The warrant expires in 5 years and vests 25,000 immediately and the remaining in equal monthly installments of 7,500 over the next 10 months.  The warrant is expensed over the vesting terms.

In January 2014, the Company issued options to the Company's 4 independent directors to each purchase 50,000 shares of common stock at a purchase price of $0.715 per share.  The options were each valued at $29,440 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2014.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to a new employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share.  The options were valued at $23,865 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 3,750 from date of employment.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to a new employee to purchase 75,000 shares of common stock at a purchase price of $0.92 per share.  The options were valued at $59,792 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 9,375 from date of employment.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to a new employee to purchase 50,000 shares of common stock at a purchase price of $0.92 per share.  The options were valued at $39,862 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 6,250 from date of employment.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to an employee to purchase 125,000 shares of common stock at a purchase price of $0.92 per share.  The options were valued at $98,565 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 15,625 commencing April 1, 2014.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to an employee to purchase 30,000 shares of common stock at a purchase price of $0.92 per share.  The options were valued at $22,771 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 7,500 commencing April 1, 2014.  The options are expensed over the vesting terms.

In March 2014, the Company issued options to purchase 40,000 shares of common stock at a purchase price of $0.92 per share to its Chief Executive Officer as part of a new employment agreement.  The options were valued at $30,362 using the Black-Scholes Option Pricing Formula.  The options expire in 10 years vesting in quarterly equal installments of 10,000 commencing April 1, 2014.  The options are expensed over the vesting terms.

In March 2014, the Company issued warrants to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.92 per share.  The warrants were valued at $66,936 using the Black-Scholes Option Pricing Formula.  The warrants expire in 5 years vesting 25,000 immediately with the remaining 75,000 vesting in monthly equal installments of 7,500 commencing April 1, 2014.  The warrants are expensed over the vesting terms.